April 17, 2017

VIA EDGAR

Securities and Exchange Commission

Investment Company Division
100 F. Street, N.E.
Washington, DC 20549

Attention:              Office of Filings, Information & Consumer Services

Re:          FPA New Income, Inc. (“Registrant”)

1933 Act File No. 2-30393

1940 Act File No. 811-1735

Dear Sir/Madam:

On behalf of the Registrant, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), transmitted herewith for filing is an interactive data file in the manner provided by Rule 405(b)(2) of Regulation S-T and General Instruction C.3.(g) of Form N-1A, containing the risk/return summary information provided in the Prospectus dated January 31, 2017, as amended and restated March 30, 2017, as filed electronically via EDGAR with the Securities and Exchange Commission on March 30, 2017 (Accession Number:  0001104659-17-015770).

If you have any questions concerning this filing, you may contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President

cc:           J. Richard Atwood